Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2014
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Basis of Presentation

NOTE 1

Summary of Significant Accounting Policies

The Company

American Express Company (the Company) is a global services company that provides customers with access to products, insights and experiences that enrich lives and build business success. The Company’s principal products and services are charge and credit payment card products and travel-related services offered to consumers and businesses around the world. After June 30, 2014, business travel-related services are offered through the non-consolidated joint venture, American Express Global Business Travel (GBT JV). Until June 30, 2014, the business travel operations were wholly owned. The Company also focuses on generating alternative sources of revenue on a global basis in areas such as online and mobile payments and fee-based services. The Company’s various products and services are sold globally to diverse customer groups, including consumers, small businesses, mid-sized companies and large corporations. These products and services are sold through various channels, including direct mail, online applications, targeted direct and third-party sales forces and direct response advertising.

Principles of Consolidation

The Consolidated Financial Statements of the Company are prepared in conformity with accounting principles generally accepted in the United States of America (GAAP). Significant intercompany transactions are eliminated.

The Company consolidates entities in which it holds a “controlling financial interest.” For voting interest entities, the Company is considered to hold a controlling financial interest when it is able to exercise control over the investees’ operating and financial decisions. For variable interest entities (VIEs), it is considered to hold a controlling financial interest when it is determined to be the primary beneficiary. A primary beneficiary is the party that has both: (1) the power to direct the activities that most significantly impact that entity’s economic performance, and (2) the obligation to absorb losses of, or the right to receive benefits from, the VIE that could potentially be significant to the VIE. The determination of whether an entity is a VIE is based on the amount and characteristics of the entity’s equity.

Entities in which the Company’s voting interest in common equity does not provide it with control, but allows the Company to exert significant influence over the operating and financial decisions, are accounted for under the equity method. All other investments in equity securities, to the extent that they are not considered marketable securities, are accounted for under the cost method.

Foreign Currency

Assets and liabilities denominated in foreign currencies are translated into U.S. dollars based upon exchange rates prevailing at the end of each year. The resulting translation adjustments, along with any related qualifying hedge and tax effects, are included in accumulated other comprehensive income (loss) (AOCI), a component of shareholders’ equity. Translation adjustments, including qualifying hedge and tax effects, are reclassified to earnings upon the sale or substantial liquidation of investments in foreign operations. Revenues and expenses are translated at the average month-end exchange rates during the year. Gains and losses related to transactions in a currency other than the functional currency, including operations outside the U.S. where the functional currency is the U.S. dollar, are reported net in the Company’s Consolidated Statements of Income, in other non-interest revenue, interest income, interest expense, or other expenses, depending on the nature of the activity. Net foreign currency transaction gains amounted to approximately $44 million, $108 million and $120 million in 2014, 2013 and 2012, respectively.

Amounts Based on Estimates and Assumptions

Accounting estimates are an integral part of the Consolidated Financial Statements. These estimates are based, in part, on management’s assumptions concerning future events. Among the more significant assumptions are those that relate to reserves for Card Member losses on loans and receivables, the proprietary point liability for Membership Rewards costs, fair value measurement, goodwill and income taxes. These accounting estimates reflect the best judgment of management, but actual results could differ.

Total Revenues Net of Interest Expense

Discount Revenue

Discount revenue represents the amount earned by the Company on transactions occurring at merchants with which the Company, or a Global Network Services (GNS) partner, has entered into card acceptance agreements for facilitating transactions between the merchants and the Company’s Card Members. The discount fee generally is deducted from the payment to the merchant and recorded as discount revenue at the time the charge is captured.

Net Card Fees

Card fees, net of direct card acquisition costs and a reserve for projected membership cancellations, are deferred and recognized on a straight-line basis over the 12-month card membership period as Net Card Fees in the Consolidated Statements of Income. The unamortized net card fee balance is reported net in Other Liabilities on the Consolidated Balance Sheets (refer to Note 10).

Travel Commissions and Fees

The Company earns travel commissions and fees by charging clients transaction or management fees for selling and arranging travel and for travel management services. Client transaction fee revenue is recognized at the time the client books the travel arrangements. Travel management services revenue is recognized over the contractual term of the agreement. The Company’s travel suppliers (e.g., airlines, hotels and car rental companies) pay commissions and fees on tickets issued, sales and other services based on contractual agreements. Commissions and fees from travel suppliers are generally recognized at the time a ticket is purchased or over the term of the contract. Commissions and fees that are based on services rendered (e.g., hotel stays and car rentals) are recognized based on usage.

Other Commissions and Fees

Other commissions and fees include foreign currency conversion fees, Card Member delinquency fees, service fees and other card-related assessments, which are recognized primarily in the period in which they are charged to the Card Member (refer to Note 19). In addition, service fees are also earned from other customers (e.g., merchants) for a variety of services and are recognized when the service is performed, which is generally in the period the fee is charged. Also included are fees related to the Company’s Membership Rewards program, which are deferred and recognized over the period covered by the fee. The unamortized Membership Rewards fee balance is included in Other Liabilities on the Consolidated Balance Sheets (refer to Note 10).

Contra-revenue

The Company regularly makes payments through contractual arrangements with merchants, corporate payments clients, Card Members and certain other customers. Payments to such customers, including cash rebates paid to Card Members, are generally classified as contra-revenue unless a specifically identifiable benefit (e.g., goods or services) is received by the Company or its Card Members in consideration for that payment, and the fair value of such benefit is determinable and measurable. If no such benefit is identified, then the entire payment is classified as contra-revenue and included in the Consolidated Statements of Income in the revenue line item where the related transactions are recorded (e.g., discount revenue, travel commissions and fees and other commissions and fees). If such a benefit is identified, then the payment is classified as expense up to the estimated fair value of the benefit.

Interest Income

Interest on Card Member loans is assessed using the average daily balance method. Unless the loan is classified as non-accrual, interest is recognized based upon the outstanding balance, in accordance with the terms of the applicable account agreement, until the outstanding balance is paid or written off.

Interest and dividends on investment securities primarily relates to the Company’s performing fixed-income securities. Interest income is accrued as earned using the effective interest method, which adjusts the yield for security premiums and discounts, fees and other payments, so that a constant rate of return is recognized on the investment security’s outstanding balance. Amounts are recognized until such time as a security is in default or when it is likely that future interest payments will not be received as scheduled.

Interest on deposits with banks and other is recognized as earned, and primarily relates to the placement of cash in interest-bearing time deposits, overnight sweep accounts, and other interest-bearing demand and call accounts.

Interest Expense

Interest expense includes interest incurred primarily to fund Card Member loans, charge card product receivables, general corporate purposes, and liquidity needs, and is recognized as incurred. Interest expense is divided principally into two categories: (i) deposits, which primarily relates to interest expense on deposits taken from customers and institutions, and (ii) long-term debt and other, which primarily relates to interest expense on the Company’s long-term financing and short-term borrowings, and the realized impact of derivatives hedging interest rate risk.

Balance Sheet

Cash and Cash Equivalents

Cash and cash equivalents include cash and amounts due from banks, interest-bearing bank balances, including securities purchased under resale agreements, and other highly liquid investments with original maturities of 90 days or less.

Premises and Equipment

Premises and equipment, including leasehold improvements, are carried at cost less accumulated depreciation. Costs incurred during construction are capitalized and are depreciated once an asset is placed in service. Depreciation is generally computed using the straight-line method over the estimated useful lives of assets, which range from 3 to 10 years for equipment, furniture and building improvements. Premises are depreciated based upon their estimated useful life at the acquisition date, which generally ranges from 30 to 50 years.

Leasehold improvements are depreciated using the straight-line method over the lesser of the remaining term of the leased facility or the economic life of the improvement, which ranges from 5 to 10 years. The Company maintains operating leases worldwide for facilities and equipment. Rent expense for facility leases is recognized ratably over the lease term, and includes adjustments for rent concessions, rent escalations and leasehold improvement allowances. The Company recognizes lease restoration obligations at the fair value of the restoration liabilities when incurred, and amortizes the restoration assets over the lease term.

The Company capitalizes certain costs associated with the acquisition or development of internal-use software. Once the software is ready for its intended use, these costs are amortized on a straight-line basis over the software’s estimated useful life, generally 5 years.

Other Significant Accounting Policies

The following table identifies the Company’s other significant accounting policies, the Note and page where the Note can be found.

Note
Significant Accounting Policy	Number	Note Title	Page
Accounts Receivable	Note 3	Accounts Receivable and Loans	Page 79
Loans	Note 3	Accounts Receivable and Loans	Page 79
Reserves for Losses	Note 4	Reserves for Losses	Page 84
Investment Securities	Note 5	Investment Securities	Page 86
Asset Securitizations	Note 6	Asset Securitizations	Page 88
Goodwill and Other Intangible Assets	Note 7	Other Assets	Page 89
Membership Rewards	Note 10	Other Liabilities	Page 95
Stock-based Compensation	Note 11	Stock Plans	Page 95
Retirement Plans	Note 12	Retirement Plans	Page 98
Legal Contingencies	Note 13	Commitments and Contingencies	Page 98
Derivative Financial Instruments and Hedging Activities	Note 14	Derivatives and Hedging Activities	Page 100
Fair Value Measurements	Note 15	Fair Values	Page 104
Income Taxes	Note 21	Income Taxes	Page 113
Regulatory Matters and Capital Adequacy	Note 23	Regulatory Matters and Capital Adequacy	Page 116
Reportable Operating Segments	Note 25	Reportable Operating Segments and Geographic Operations	Page 118

Recently Issued Accounting Standards

Accounting Standards Update (ASU) No. 2014-09, Revenue Recognition (Topic 606): Revenue from Contracts with Customers was issued on May 28, 2014. The guidance establishes the principles to apply to determine the amount and timing of revenue recognition, specifying the accounting for certain costs related to revenue, and requiring additional disclosures about the nature, amount, timing and uncertainty of revenues and related cash flows. The guidance supersedes most of the current revenue recognition requirements, and will be effective January 1, 2017. The Company is currently evaluating the impact this guidance, including the method of implementation, will have on its financial position, results of operations and cash flows, among other items.

ASU No. 2014-01, Investments – Equity Method and Joint Ventures (Topic 323): Accounting for Investments in Qualified Affordable Housing Projects was issued on January 15, 2014. Provided certain conditions are met, this standard permits entities to account for investments in qualified affordable housing projects using the proportional amortization method, which results in amortizing the initial cost of the investment in proportion to the tax credits and other tax benefits received, and recognizing the net investment performance in the income statement as a component of income tax expense. Additionally, the standard requires new disclosures about all investments in qualified affordable housing projects irrespective of the method used to account for the investments. The standard, which is to be retrospectively applied, is effective January 1, 2015, and if adopted is not expected to have a material impact on the Company’s financial position or results of operations upon adoption.

Classification of Various Items

Certain reclassifications of prior period amounts have been made to conform to the current period presentation. These reclassifications did not have a material impact on the Company’s financial position, results of operations or cash flows.